Related Party Transactions (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Note 17 - Related Party Transactions

A member of the Company's Board of Directors is also an executive at a company (the "Related Party Customer") that purchases certain of Billtrust's services under an ongoing commercial relationship. During both the three months ended September 30, 2021 and 2020, revenue generated from the Related Party Customer was not material. During both the nine months ended September 30, 2021 and 2020, the Related Party Customer generated total revenues of approximately $0.2 million. At both September 30, 2021 and December 31, 2020, open receivable balances from the Related Party Customer were not material.

The Company also has ongoing commercial agreements with several of Bain Capital Ventures, LLC's ("Bain") portfolio companies ("Portfolio Companies"). Bain is a greater than 5% shareholder of the Company's outstanding common stock at September 30, 2021, and one of the members of the Company's Board of Directors is also an executive at Bain. The Company generated revenue from the Portfolio Companies of $0.1 million during the three months ended September 30, 2021 and revenue generated during the three months ended September 30, 2020 was not material. The Company generated revenue from the Portfolio Companies of $0.1 million during both the nine months ended September 30, 2021 and 2020. The Company did not incur material expenses to the Portfolio Companies during the three months ended September 30, 2021 and 2020. The Company incurred expenses to the Portfolio Companies of $0.1 million during both the nine months ended September 30, 2021 and 2020. At both September 30, 2021 and December 31, 2020, open payables to and open receivables balances from the Portfolio Companies were not material.

Secondary Offering

On July 6, 2021, the Company completed an underwritten secondary offering (the "Offering") of 10,350,000 shares of the Company's Class 1 common stock at a public offering price of $12.25 per share. All of the common stock was offered by existing shareholders. No new shares were issued and Billtrust did not receive any proceeds from the Offering. The gross proceeds from the Offering, before deducting underwriting discounts and commissions, was $126.8 million.

The Company incurred $0.5 million of costs directly related to the Offering, consisting principally of professional, printing, filing, regulatory, and other costs, all of which was paid for on behalf of the selling security-holders. These costs were recorded in general and administrative expenses in the Condensed Consolidated Statements of Operations and Comprehensive Loss since the Offering did not generate any proceeds to the Company, and therefore the costs do not qualify to be deferred or charged to additional paid-in capital under ASC 340-10-S99-1.

13.	Related Party Transactions

The Company has an ongoing commercial relationship with a customer, who has an executive who is also on the Company’s board of directors, which purchases certain of the Company’s services. This related party customer generated total revenues of approximately $307, $248 and $188 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company has several agreements with a portfolio company of one of the Company’s shareholders who also has a representative on the Company’s board of directors (“Portfolio Company”). The Company incurred expenses to the Portfolio Company of approximately $94, $57 and $60 related to these agreements for the years ended December 31, 2020, 2019 and 2018, respectively. Additionally, the same Portfolio Company generated revenues of $122 for the year ended December 31, 2020.